Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Other Contributed Capital	Foreign Currency Translation Reserve	Accumulated Deficit
Beginning balance at Dec. 31, 2019	$ 187,801	$ 19		$ 267,806	$ (19,710)	$ (60,314)
Loss for the year	(60,361)					(60,361)
Other comprehensive income (loss) for the year	17,185				17,185
Total comprehensive income/(loss) for the year	(43,176)				17,185	(60,361)
Issue of shares	200,044	2		200,042
Transaction costs	(8,412)			(8,412)
Warrant issue	2,675			2,675
Redemption of warrants	(10,146)			(10,146)
Transaction with shareholders	(3,714)			(3,714)
Share-based payments	1,014					1,014
Ending balance at Dec. 31, 2020	326,086	21		448,251	(2,525)	(119,661)
Loss for the year	(212,393)					(212,393)
Other comprehensive income (loss) for the year	(71,961)				(71,961)
Total comprehensive income/(loss) for the year	(284,354)				(71,961)	(212,393)
Bonus issue		64		(64)
Issue of shares	1,099,696	12		1,099,684
Transaction costs	(62,371)			(62,371)
Conversion of shareholder loans	104,108	1		104,107
Exercise of warrants	38,503	7		38,496
Share-based payments	23,632					23,632
Ending balance at Dec. 31, 2021	1,245,299	105		1,628,103	(74,486)	(308,423)
Loss for the year	(392,567)					(392,567)
Other comprehensive income (loss) for the year	(96,997)				(96,997)
Total comprehensive income/(loss) for the year	(489,564)				(96,997)	(392,567)
Issue of shares	0	0	$ 0
Redemption of warrants	(58)			(58)
Share-based payments	35,466					35,466
Ending balance at Dec. 31, 2022	$ 791,143	$ 105	$ 0	$ 1,628,045	$ (171,483)	$ (665,524)